Property and Equipment, Net (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 23,307	$ 23,052	$ 8,897
Accumulated depreciation	(5,555)	(4,471)	(1,471)
Property and Equipment, net	17,752	18,581	7,426
Finance lease assets	9,283	9,283	3,378
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,595	7,595	2,484
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	173	173	141
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,451	1,389	153
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,401	1,401	626
Computers, Software And Related Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,057	2,865	1,289
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 347	$ 346	$ 826